Note 17 - Quaint Oak Bancorp, Inc. (Parent Company Only) (Details) - Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Expenses
Occupancy and equipment expense	$ 542,000	$ 485,000
Other expenses	514,000	400,000
Total Expenses	5,234,000	4,746,000
Net Income Before Income Taxes	1,936,000	1,119,000
Income Tax Benefit	694,000	417,000
Net Income	1,242,000	702,000
Comprehensive Income	1,224,000	624,000
Parent Company [Member]
Income
Interest income		1,000
Dividends from subsidiary	500,000	500,000
Rental income	106,000	106,000
Total Income	606,000	607,000
Expenses
Occupancy and equipment expense	78,000	67,000
Other expenses	79,000	98,000
Total Expenses	157,000	165,000
Net Income Before Income Taxes	449,000	442,000
Equity in Undistributed Net Income of Subsidiary	776,000	240,000
Income Tax Benefit	17,000	20,000
Net Income	1,242,000	702,000
Comprehensive Income	$ 1,224,000	$ 624,000